LOANS RECEIVABLE, NET (Details) - Summary of aging of loans - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS RECEIVABLE, NET (Details) - Summary of aging of loans [Line Items]
Total loans	¥ 587,624	¥ 289,705
1 - 89 days past due
LOANS RECEIVABLE, NET (Details) - Summary of aging of loans [Line Items]
Total loans	1,700	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
LOANS RECEIVABLE, NET (Details) - Summary of aging of loans [Line Items]
Total loans	348,264	23,000
Financial Asset, Past Due [Member]
LOANS RECEIVABLE, NET (Details) - Summary of aging of loans [Line Items]
Total loans	349,964	23,000
Financial Asset, Not Past Due [Member]
LOANS RECEIVABLE, NET (Details) - Summary of aging of loans [Line Items]
Total loans	¥ 237,660	¥ 266,705